Net loss per share	9 Months Ended
Sep. 30, 2024
Earnings per share [abstract]
Net loss per share

16.	Net loss per share

The following table sets forth pertinent data relating to the computation of basic and diluted net loss per share attributable to common shareholders.

	Three months ended		Nine months ended
	September 30,		September 30,
	2024	2023	2024	2023
	$	$	$	$
Net loss	(5,755)	(776)	(8,578)	(1,921)
Basic and diluted weighted-average shares outstanding	3,106,503	1,847,678	2,394,927	1,847,068

Basic and diluted loss per share	(1.85)	(0.42)	(3.58)	(1.04)

Items excluded from the calculation of diluted net loss per share due to their anti-dilutive effect:
Stock options and DSUs	182,042	79,091	182,042	79,091
Warrants	674,532	-	674,532	-

COSCIENS Biopharma Inc. (formerly Aeterna Zentaris Inc.)

Notes to the Condensed Interim Consolidated Financial Statements

As of September 30, 2024, and for the three and nine months ended September 30, 2024, and 2023

(In thousands of US dollars, except share and per share data and as otherwise noted)

(Unaudited)